Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
November 30, 2025
CBD-NPRT1-0126
1.907010.115
Asset-Backed Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (b)	1,080,000	1,087,704
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (b)	875,000	881,122
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	1,205,888	1,232,534
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,126,620	1,167,151
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,161,170	2,185,758
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	1,285,020	1,313,621
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	1,766,160	1,760,345
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	1,841,400	1,834,619
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	2,871,000	2,854,023
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (b)	2,020,000	2,023,248
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (b)	5,300,000	5,312,529
TOTAL UNITED STATES		21,652,654
TOTAL ASSET-BACKED SECURITIES (Cost $21,514,140)		21,652,654

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Regions Bank/Birmingham AL 6.45% 6/26/2037 (Cost $1,040,627)	985,000	1,076,214

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	1,176,000	1,196,731
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)	890,000	893,936
ELP Series 2025-ELP Class B, 4.8475% 11/13/2042 (b)(d)	4,952,000	4,973,750
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)	773,000	779,341
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.2725% 11/5/2037 (b)(d)	848,000	852,541
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	411,000	410,999
TOTAL UNITED STATES		9,107,298
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,049,014)		9,107,298

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 4.5% 4/22/2029 (Cost $2,007,567)	1,886,000	1,893,544

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	115,000	140,824
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	525,000	676,701
TOTAL MUNICIPAL SECURITIES (Cost $916,986)		817,525

Non-Convertible Corporate Bonds - 89.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	9,980,000	9,541,433
Westpac Banking Corp 5.405% 8/10/2033 (d)	6,036,000	6,265,294

TOTAL AUSTRALIA		15,806,727
BELGIUM - 0.8%
Financials - 0.8%
Banks - 0.8%
KBC Group NV 4.932% 10/16/2030 (b)(d)	7,617,000	7,770,684
KBC Group NV 5.796% 1/19/2029 (b)(d)	3,826,000	3,951,733
KBC Group NV 6.324% 9/21/2034 (b)(d)	4,700,000	5,150,764

TOTAL BELGIUM		16,873,181
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 6.4% 6/28/2054	6,520,000	6,683,261
CANADA - 3.5%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	4,507,000	4,263,386
Rogers Communications Inc 4.55% 3/15/2052	4,154,000	3,374,598
		7,637,984
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (b)	6,400,000	6,470,254
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Canadian Natural Resources Ltd 2.95% 7/15/2030	5,193,000	4,889,322
Canadian Natural Resources Ltd 5.85% 2/1/2035	180,000	188,655
Canadian Natural Resources Ltd 6.25% 3/15/2038	4,974,000	5,342,178
Canadian Natural Resources Ltd 6.5% 2/15/2037	3,500,000	3,821,794
Cenovus Energy Inc 2.65% 1/15/2032	465,000	414,462
Cenovus Energy Inc 3.75% 2/15/2052	1,441,000	1,023,853
Cenovus Energy Inc 5.25% 6/15/2037	376,000	367,815
Cenovus Energy Inc 5.4% 6/15/2047	899,000	832,570
Cenovus Energy Inc 6.75% 11/15/2039	262,000	292,027
Enbridge Inc 5.55% 6/20/2035	5,200,000	5,407,435
Enbridge Inc 5.95% 4/5/2054	6,755,000	6,960,999
Enbridge Inc 6.7% 11/15/2053	1,300,000	1,451,334
Enbridge Inc 7.2% 6/27/2054 (d)	2,600,000	2,786,719
TransCanada PipeLines Ltd 4.25% 5/15/2028	3,697,000	3,706,955
		37,486,118
Financials - 0.3%
Banks - 0.0%
Royal Bank of Canada 4.65% 1/27/2026	400,000	400,179
Insurance - 0.3%
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	2,134,000	1,411,873
Intact Financial Corp 5.459% 9/22/2032 (b)	4,464,000	4,621,017
		6,032,890
TOTAL FINANCIALS		6,433,069

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 2.639% 6/15/2031	4,782,000	4,301,620
Emera US Finance LP 3.55% 6/15/2026	5,527,000	5,502,520
Emera US Finance LP 4.75% 6/15/2046	3,302,000	2,853,120
		12,657,260
TOTAL CANADA		70,684,685
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 1.323% 1/13/2027 (b)(d)	2,450,000	2,441,091
BNP Paribas SA 1.904% 9/30/2028 (b)(d)	4,433,000	4,247,543
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	1,660,000	1,629,667
BPCE SA 2.277% 1/20/2032 (b)(d)	4,556,000	4,051,699
BPCE SA 3.116% 10/19/2032 (b)(d)	3,697,000	3,327,640

TOTAL FRANCE		15,697,640
GERMANY - 1.6%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen Group of America Finance LLC 1.625% 11/24/2027 (b)	4,527,000	4,299,411
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	3,045,000	3,078,641
		7,378,052
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	2,440,000	2,245,728
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	4,000,000	4,098,308
TOTAL FINANCIALS		6,344,036

Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	3,224,000	2,729,593
Bayer US Finance LLC 6.25% 1/21/2029 (b)	3,210,000	3,371,756
Bayer US Finance LLC 6.875% 11/21/2053 (b)	11,310,000	12,237,562
		18,338,911
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (b)	1,243,000	1,236,552
TOTAL GERMANY		33,297,551
IRELAND - 2.5%
Financials - 1.3%
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	2,343,000	2,333,591
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	3,344,000	3,293,670
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,623,000	2,539,289
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	788,000	729,952
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	1,630,000	1,479,621
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,664,000	2,196,343
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	4,180,000	4,179,768
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	8,600,000	9,238,632
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,131,000	1,163,337
		27,154,203
Industrials - 0.8%
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	2,250,000	2,176,820
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	5,148,000	5,240,405
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	804,000	826,588
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	679,000	679,293
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	5,000,000	5,181,093
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	1,538,000	1,603,735
		15,707,934
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	5,100,000	5,296,962
Smurfit Westrock Financing DAC 5.418% 1/15/2035	3,740,000	3,866,663
		9,163,625
TOTAL IRELAND		52,025,762
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	209,952
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	207,553

TOTAL ISRAEL		417,505
ITALY - 1.0%
Financials - 0.5%
Banks - 0.5%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	7,182,000	7,190,616
UniCredit SpA 1.982% 6/3/2027 (b)(d)	3,735,000	3,692,928
		10,883,544
Utilities - 0.5%
Electric Utilities - 0.5%
Enel Finance International NV 4.375% 9/30/2030 (b)	4,694,000	4,687,601
Enel Finance International NV 5.5% 6/26/2034 (b)	4,401,000	4,598,885
		9,286,486
TOTAL ITALY		20,170,030
JAPAN - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.567% 7/16/2027 (b)	271,000	273,043
NTT Finance Corp 4.62% 7/16/2028 (b)	274,000	277,823
NTT Finance Corp 4.876% 7/16/2030 (b)	721,000	736,586
NTT Finance Corp 5.171% 7/16/2032 (b)	8,000,000	8,249,607
NTT Finance Corp 5.502% 7/16/2035 (b)	3,000,000	3,134,855

TOTAL JAPAN		12,671,914
NETHERLANDS - 0.7%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (b)	1,612,000	1,409,807
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(d)	4,207,000	4,181,994
Cooperatieve Rabobank UA 3.75% 7/21/2026	2,548,000	2,538,897
		6,720,891
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	3,129,000	2,801,472
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	613,000	618,452
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,769,000	1,799,016
		5,218,940
TOTAL NETHERLANDS		13,349,638
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/2029 (b)	3,773,000	3,723,498
SPAIN - 0.8%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA 2.749% 12/3/2030	6,600,000	6,020,114
CaixaBank SA 6.037% 6/15/2035 (b)(d)	6,103,000	6,541,453
		12,561,567
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	2,881,000	2,815,348
TOTAL SPAIN		15,376,915
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 3.091% 5/14/2032 (b)(d)	3,207,000	2,989,514
UBS Group AG 3.126% 8/13/2030 (b)(d)	3,246,000	3,116,070
UBS Group AG 4.194% 4/1/2031 (b)(d)	3,632,000	3,606,422
UBS Group AG 4.55% 4/17/2026	1,838,000	1,841,344

TOTAL SWITZERLAND		11,553,350
UNITED KINGDOM - 3.5%
Consumer Staples - 1.0%
Tobacco - 1.0%
BAT Capital Corp 2.259% 3/25/2028	4,358,000	4,183,139
BAT Capital Corp 2.726% 3/25/2031	5,810,000	5,350,630
BAT Capital Corp 4.7% 4/2/2027	759,000	763,569
BAT Capital Corp 5.834% 2/20/2031	1,415,000	1,503,801
BAT Capital Corp 7.75% 10/19/2032	3,622,000	4,247,969
BAT International Finance PLC 4.448% 3/16/2028	2,886,000	2,908,109
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	725,000	746,063
Reynolds American Inc 5.7% 8/15/2035	103,000	108,418
		19,811,698
Financials - 2.2%
Banks - 2.2%
Barclays PLC 5.367% 2/25/2031 (d)	5,000,000	5,180,403
Barclays PLC 5.785% 2/25/2036 (d)	5,000,000	5,278,155
Barclays PLC 7.437% 11/2/2033 (d)	1,000,000	1,150,916
HSBC Holdings PLC 2.357% 8/18/2031 (d)	9,356,000	8,541,557
HSBC Holdings PLC 2.848% 6/4/2031 (d)	3,697,000	3,462,960
HSBC Holdings PLC 4.041% 3/13/2028 (d)	2,266,000	2,261,877
HSBC Holdings PLC 4.95% 3/31/2030	200,000	205,702
Lloyds Banking Group PLC 4.375% 3/22/2028	2,617,000	2,634,285
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	3,773,000	3,852,384
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	3,754,000	4,389,664
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	3,605,000	3,685,128
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	3,263,000	3,349,093
		43,992,124
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (b)	1,035,000	1,006,105
180 Medical Inc 5.3% 10/8/2035 (b)	1,919,000	1,911,858
		2,917,963
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/2030 (b)	326,000	315,695
BAE Systems PLC 5.25% 3/26/2031 (b)	363,000	379,336
BAE Systems PLC 5.3% 3/26/2034 (b)	2,500,000	2,607,921
BAE Systems PLC 5.5% 3/26/2054 (b)	893,000	912,842
		4,215,794
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	702,549	648,243
TOTAL INDUSTRIALS		4,864,037

TOTAL UNITED KINGDOM		71,585,822
UNITED STATES - 71.3%
Communication Services - 7.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc 2.25% 2/1/2032	4,905,000	4,325,875
AT&T Inc 3.55% 9/15/2055	2,075,000	1,422,009
AT&T Inc 3.65% 9/15/2059	1,452,000	989,871
AT&T Inc 3.8% 12/1/2057	6,174,000	4,385,906
AT&T Inc 4.3% 2/15/2030	1,886,000	1,896,538
AT&T Inc 4.5% 5/15/2035	1,446,000	1,404,655
Verizon Communications Inc 2.55% 3/21/2031	5,600,000	5,123,718
Verizon Communications Inc 3% 11/20/2060	3,160,000	1,889,903
Verizon Communications Inc 3.7% 3/22/2061	4,527,000	3,147,466
Verizon Communications Inc 4.4% 11/1/2034	4,919,000	4,777,716
Verizon Communications Inc 4.5% 8/10/2033	395,000	391,658
Verizon Communications Inc 4.78% 2/15/2035	863,000	856,130
Verizon Communications Inc 5.401% 7/2/2037 (b)	258,000	263,924
Verizon Communications Inc 5.875% 11/30/2055	10,130,000	10,224,185
		41,099,554
Entertainment - 0.2%
Walt Disney Co/The 6.65% 11/15/2037	3,552,000	4,108,607
Interactive Media & Services - 2.4%
Alphabet Inc 5.45% 11/15/2055	7,019,000	7,135,183
Alphabet Inc 5.7% 11/15/2075	7,100,000	7,302,222
Meta Platforms Inc 4.2% 11/15/2030	2,858,000	2,877,867
Meta Platforms Inc 4.6% 11/15/2032	3,092,000	3,138,222
Meta Platforms Inc 4.875% 11/15/2035	7,110,000	7,187,059
Meta Platforms Inc 5.5% 11/15/2045	7,111,000	7,113,320
Meta Platforms Inc 5.625% 11/15/2055	7,110,000	7,091,988
Meta Platforms Inc 5.75% 11/15/2065	7,110,000	7,079,845
		48,925,706
Media - 1.7%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	4,980,000	4,659,748
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	2,754,000	1,772,281
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	3,210,000	2,144,494
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,995,000	4,048,266
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,622,000	2,199,361
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,396,000	1,123,245
Comcast Corp 2.937% 11/1/2056	977,000	567,059
Comcast Corp 2.987% 11/1/2063	3,786,000	2,112,782
Comcast Corp 3.999% 11/1/2049	538,000	406,589
Discovery Communications LLC 3.95% 3/20/2028	3,932,000	3,851,453
Time Warner Cable LLC 5.5% 9/1/2041	4,562,000	4,043,404
Time Warner Cable LLC 5.875% 11/15/2040	2,823,000	2,622,451
Time Warner Cable LLC 6.55% 5/1/2037	728,000	744,213
Time Warner Cable LLC 6.75% 6/15/2039	470,000	478,584
Time Warner Cable LLC 7.3% 7/1/2038	2,609,000	2,777,399
Warnermedia Holdings Inc 3.755% 3/15/2027	251,000	248,328
		33,799,657
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 2.4% 3/15/2029	1,197,000	1,133,878
T-Mobile USA Inc 2.7% 3/15/2032	8,119,000	7,325,361
T-Mobile USA Inc 4.95% 11/15/2035	4,950,000	4,976,536
T-Mobile USA Inc 5.65% 1/15/2053	1,509,000	1,493,539
		14,929,314
TOTAL COMMUNICATION SERVICES		142,862,838

Consumer Discretionary - 2.6%
Automobiles - 1.6%
Ford Motor Co 3.25% 2/12/2032	4,150,000	3,645,432
General Motors Co 5% 4/1/2035	860,000	849,933
General Motors Co 5.15% 4/1/2038	4,000,000	3,881,776
General Motors Co 5.2% 4/1/2045	981,000	891,875
General Motors Co 5.4% 4/1/2048	396,000	363,919
General Motors Co 5.95% 4/1/2049	1,871,000	1,836,025
General Motors Financial Co Inc 3.1% 1/12/2032	4,550,000	4,145,099
General Motors Financial Co Inc 4.3% 4/6/2029	4,225,000	4,217,025
Stellantis Finance US Inc 1.711% 1/29/2027 (b)	2,261,000	2,191,392
Stellantis Finance US Inc 2.691% 9/15/2031 (b)	6,485,000	5,632,850
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	4,589,000	4,712,334
		32,367,660
Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,770,150
Specialty Retail - 0.9%
Advance Auto Parts Inc 1.75% 10/1/2027	1,890,000	1,784,562
AutoZone Inc 4% 4/15/2030	3,622,000	3,593,159
Home Depot Inc/The 4.95% 6/25/2034	3,400,000	3,499,143
Home Depot Inc/The 5.95% 4/1/2041	319,000	344,492
Lowe's Cos Inc 3% 10/15/2050	4,414,000	2,858,058
Lowe's Cos Inc 3.75% 4/1/2032	3,773,000	3,625,900
Lowe's Cos Inc 5.625% 4/15/2053	2,433,000	2,407,068
		18,112,382
TOTAL CONSUMER DISCRETIONARY		52,250,192

Consumer Staples - 1.7%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	3,254,000	3,062,478
Consumer Staples Distribution & Retail - 0.9%
Dollar Tree Inc 2.65% 12/1/2031	4,527,000	4,067,026
Dollar Tree Inc 4.2% 5/15/2028	2,406,000	2,403,400
Mars Inc 4.8% 3/1/2030 (b)	1,423,000	1,457,694
Mars Inc 5% 3/1/2032 (b)	1,069,000	1,104,776
Mars Inc 5.2% 3/1/2035 (b)	4,609,000	4,768,551
Mars Inc 5.65% 5/1/2045 (b)	864,000	884,071
Mars Inc 5.7% 5/1/2055 (b)	1,723,000	1,756,327
Mars Inc 5.8% 5/1/2065 (b)	215,000	220,768
		16,662,613
Food Products - 0.0%
Smithfield Foods Inc 3% 10/15/2030 (b)	798,000	737,033
Tobacco - 0.7%
Philip Morris International Inc 4.375% 11/15/2041	712,000	638,918
Philip Morris International Inc 5.125% 2/15/2030	6,763,000	7,008,505
Philip Morris International Inc 5.625% 11/17/2029	3,301,000	3,478,245
Philip Morris International Inc 5.75% 11/17/2032	3,508,000	3,769,042
		14,894,710
TOTAL CONSUMER STAPLES		35,356,834

Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	5,000,000	5,098,237
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	5,000,000	4,815,300
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	242,000	256,920
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	5,000,000	4,981,888
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	652,000	700,153
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	195,000	209,132
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	351,000	378,714
DCP Midstream Operating LP 5.125% 5/15/2029	3,085,000	3,157,857
DCP Midstream Operating LP 5.6% 4/1/2044	116,000	112,580
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	726,000	794,282
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	2,833,000	2,709,886
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,641,000	1,945,674
Energy Transfer LP 3.75% 5/15/2030	4,020,000	3,921,813
Energy Transfer LP 5.4% 10/1/2047	661,000	601,951
Energy Transfer LP 5.6% 9/1/2034	5,000,000	5,180,758
Energy Transfer LP 5.8% 6/15/2038	186,000	191,229
Energy Transfer LP 6% 6/15/2048	121,000	118,793
EQT Corp 5.75% 2/1/2034	8,593,000	9,051,852
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)	7,158,000	7,494,881
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (b)	4,146,000	4,272,574
Hess Corp 5.6% 2/15/2041	2,853,000	2,987,457
Hess Corp 5.8% 4/1/2047	4,188,000	4,369,084
Hess Corp 7.3% 8/15/2031	1,198,000	1,386,496
Hess Corp 7.875% 10/1/2029	2,092,000	2,378,770
Occidental Petroleum Corp 5.2% 8/1/2029	1,428,000	1,463,574
Occidental Petroleum Corp 5.375% 1/1/2032	1,812,000	1,855,111
Occidental Petroleum Corp 5.55% 10/1/2034	1,329,000	1,353,531
ONEOK Inc 3.25% 6/1/2030	3,848,000	3,660,755
ONEOK Inc 5.65% 9/1/2034	6,179,000	6,395,923
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	639,000	619,656
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,302,000	1,310,616
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	5,455,000	5,542,543
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	8,500,000	8,813,825
Spectra Energy Partners LP 4.5% 3/15/2045	329,000	284,268
Targa Resources Corp 5.5% 2/15/2035	5,914,000	6,063,358
Targa Resources Corp 5.55% 8/15/2035	5,000,000	5,138,175
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	169,000	161,740
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (b)	5,790,000	5,886,435
Western Gas Partners LP 4.05% 2/1/2030 (e)	7,975,000	7,843,127
Western Gas Partners LP 4.65% 7/1/2026	90,000	90,097
Western Gas Partners LP 5.3% 3/1/2048	1,447,000	1,257,257
Western Gas Partners LP 6.15% 4/1/2033	2,655,000	2,818,182
Williams Cos Inc/The 2.6% 3/15/2031	4,640,000	4,241,724
Williams Cos Inc/The 3.5% 11/15/2030	1,436,000	1,377,486
Williams Cos Inc/The 4.65% 8/15/2032	1,460,000	1,469,026
Williams Cos Inc/The 5.3% 8/15/2052	323,000	304,007
Williams Cos Inc/The 5.75% 6/24/2044	1,664,000	1,683,071
		136,749,768
Financials - 21.6%
Banks - 9.6%
Bank of America Corp 1.898% 7/23/2031 (d)	4,225,000	3,808,942
Bank of America Corp 2.592% 4/29/2031 (d)	4,716,000	4,409,331
Bank of America Corp 3.194% 7/23/2030 (d)	6,399,000	6,195,880
Bank of America Corp 4.571% 4/27/2033 (d)	5,282,000	5,303,847
Bank of America Corp 5.015% 7/22/2033 (d)	6,866,000	7,064,363
Bank of America Corp 5.468% 1/23/2035 (d)	10,000,000	10,517,421
Bank of America Corp 6.11% 1/29/2037	812,000	883,724
Citigroup Inc 2.666% 1/29/2031 (d)	3,094,000	2,899,800
Citigroup Inc 3.785% 3/17/2033 (d)	3,773,000	3,614,257
Citigroup Inc 3.98% 3/20/2030 (d)	4,527,000	4,493,110
Citigroup Inc 4.412% 3/31/2031 (d)	3,773,000	3,785,182
Citigroup Inc 4.6% 3/9/2026	347,000	347,381
Citigroup Inc 4.91% 5/24/2033 (d)	1,983,000	2,019,489
Citizens Financial Group Inc 2.638% 9/30/2032	2,619,000	2,258,297
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	5,150,000	5,280,239
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	2,696,000	2,827,659
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	4,879,000	5,373,374
Fifth Third Bancorp 8.25% 3/1/2038	1,305,000	1,616,673
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	2,720,000	2,356,153
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	711,000	671,274
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	5,659,000	5,222,935
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	5,659,000	5,716,727
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	6,778,000	6,888,778
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	7,546,000	7,747,969
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	8,848,000	9,014,678
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	11,714,000	12,505,258
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	7,100,000	7,138,832
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	9,168,000	9,426,075
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	4,000,000	4,147,691
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	4,000,000	4,206,561
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	4,400,000	4,561,765
Truist Financial Corp 5.122% 1/26/2034 (d)	2,565,000	2,619,521
Truist Financial Corp 5.153% 8/5/2032 (d)	7,000,000	7,230,972
Wells Fargo & Co 3.068% 4/30/2041 (d)	4,716,000	3,724,171
Wells Fargo & Co 4.897% 7/25/2033 (d)	3,944,000	4,034,470
Wells Fargo & Co 5.15% 4/23/2031 (d)	7,000,000	7,249,510
Wells Fargo & Co 5.499% 1/23/2035 (d)	11,400,000	11,987,370
Wells Fargo & Co 6.491% 10/23/2034 (d)	4,100,000	4,584,823
		193,734,502
Capital Markets - 4.5%
Ares Capital Corp 2.15% 7/15/2026	10,800,000	10,636,667
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	4,260,000	4,205,701
Ares Strategic Income Fund 5.15% 1/15/2031 (b)	5,000,000	4,914,685
Athene Global Funding 2.5% 3/24/2028 (b)	4,225,000	4,036,638
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	755,000	473,441
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	2,795,000	2,029,056
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	1,921,000	1,907,043
HPS Corporate Lending Fund 5.45% 1/14/2028	3,826,000	3,855,394
HPS Corporate Lending Fund 5.45% 11/15/2030 (b)	3,000,000	2,982,551
Morgan Stanley 4.654% 10/18/2030 (d)	10,100,000	10,249,044
Morgan Stanley 5.23% 1/15/2031 (d)	4,074,000	4,213,829
Morgan Stanley 5.32% 7/19/2035 (d)	12,000,000	12,462,500
Morgan Stanley 6.342% 10/18/2033 (d)	9,055,000	10,001,540
MSCI Inc 5.15% 3/15/2036	6,510,000	6,502,065
MSCI Inc 5.25% 9/1/2035	1,215,000	1,228,584
Nuveen LLC 5.55% 1/15/2030 (b)	884,000	924,014
S&P Global Inc 3.9% 3/1/2062	1,462,000	1,116,474
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	9,945,000	10,101,967
		91,841,193
Consumer Finance - 1.0%
Ally Financial Inc 8% 11/1/2031	2,193,000	2,495,594
American Express Co 5.085% 1/30/2031 (d)	1,358,000	1,404,360
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	182,920
Ford Motor Credit Co LLC 4.95% 5/28/2027	6,187,000	6,201,088
Ford Motor Credit Co LLC 7.122% 11/7/2033	5,000,000	5,388,506
Stellantis Financial Services US Corp 4.95% 9/15/2028 (b)	2,957,000	2,978,404
Stellantis Financial Services US Corp 5.4% 9/15/2030 (b)	2,467,000	2,489,893
		21,140,765
Financial Services - 2.4%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	3,754,000	3,841,492
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	1,246,000	1,126,934
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	4,100,000	4,354,903
Corebridge Financial Inc 3.65% 4/5/2027	564,000	559,647
Corebridge Financial Inc 4.35% 4/5/2042	4,150,000	3,573,955
Equitable Holdings Inc 4.35% 4/20/2028	764,000	766,857
Equitable Holdings Inc 5% 4/20/2048	763,000	690,966
Essent Group Ltd 6.25% 7/1/2029	4,400,000	4,599,134
Fiserv Inc 3.5% 7/1/2029	1,423,000	1,376,810
Fiserv Inc 4.55% 2/15/2031	10,100,000	10,024,685
Fiserv Inc 5.25% 8/11/2035	3,000,000	3,009,944
Global Payments Inc 4.5% 11/15/2028	4,621,000	4,636,433
Global Payments Inc 4.875% 11/15/2030	5,100,000	5,111,959
Jackson Financial Inc 5.17% 6/8/2027	611,000	617,842
Rexford Industrial Realty LP 2.15% 9/1/2031	1,749,000	1,537,128
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	1,302,000	1,337,588
Voya Financial Inc 4.7% 1/23/2048 (d)	1,897,000	1,793,870
Voya Financial Inc 5.7% 7/15/2043	883,000	890,916
		49,851,063
Insurance - 4.1%
200 Park Funding Trust 5.74% 2/15/2055 (b)	4,900,000	4,936,896
AmFam Holdings Inc 2.805% 3/11/2031 (b)	3,311,000	2,904,673
Aon Corp 6.25% 9/30/2040	86,000	95,070
Arthur J Gallagher & Co 5% 2/15/2032	606,000	620,182
Arthur J Gallagher & Co 5.15% 2/15/2035	4,000,000	4,061,471
Arthur J Gallagher & Co 5.55% 2/15/2055	3,044,000	2,962,704
Assurant Inc 2.65% 1/15/2032	4,697,000	4,160,942
Assurant Inc 5.55% 2/15/2036	2,065,000	2,101,132
Brown & Brown Inc 4.2% 3/17/2032	2,151,000	2,082,502
Brown & Brown Inc 4.9% 6/23/2030	2,222,000	2,251,041
Brown & Brown Inc 5.25% 6/23/2032	2,571,000	2,632,303
Brown & Brown Inc 5.55% 6/23/2035	2,875,000	2,955,337
Brown & Brown Inc 6.25% 6/23/2055	2,918,000	3,057,126
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	3,289,000	3,422,569
Hartford Insurance Group Inc/The 4.3% 4/15/2043	411,000	359,635
Lincoln National Corp 5.35% 11/15/2035	5,100,000	5,117,001
Pacific LifeCorp 3.35% 9/15/2050 (b)	4,263,000	3,007,123
Pacific LifeCorp 5.125% 1/30/2043 (b)	436,000	417,079
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	12,600,000	13,313,378
Pine Street Trust III 6.223% 5/15/2054 (b)	9,000,000	9,230,446
Principal Financial Group Inc 3.7% 5/15/2029	477,000	469,188
Prudential Financial Inc 6% 9/1/2052 (d)	2,597,000	2,691,396
Reinsurance Group of America Inc 5.75% 9/15/2034	5,250,000	5,485,398
Selective Insurance Group Inc 5.9% 4/15/2035	3,187,000	3,346,820
Symetra Life Insurance Co 6.55% 10/1/2055 (b)	1,667,000	1,751,261
Unum Group 4.046% 8/15/2041 (b)	1,270,000	1,044,052
		84,476,725
TOTAL FINANCIALS		441,044,248

Health Care - 3.8%
Biotechnology - 0.6%
Amgen Inc 5.65% 3/2/2053	457,000	459,134
Amgen Inc 5.75% 3/2/2063	832,000	833,561
Gilead Sciences Inc 5.5% 11/15/2054	5,000,000	5,049,616
Gilead Sciences Inc 5.6% 11/15/2064	5,000,000	5,075,125
Regeneron Pharmaceuticals Inc 2.8% 9/15/2050	1,509,000	949,815
		12,367,251
Health Care Equipment & Supplies - 0.0%
VSP Optical Group Inc 5.45% 12/1/2035 (b)	634,000	643,663
Health Care Providers & Services - 2.8%
Centene Corp 2.625% 8/1/2031	11,274,000	9,660,255
Centene Corp 3% 10/15/2030	5,857,000	5,225,645
Centene Corp 4.25% 12/15/2027	609,000	601,519
Centene Corp 4.625% 12/15/2029	2,218,000	2,144,175
Cigna Group/The 4.9% 12/15/2048	314,000	284,803
CommonSpirit Health 4.352% 9/1/2030	1,265,000	1,266,561
CommonSpirit Health 4.975% 9/1/2035	1,320,000	1,318,284
CVS Health Corp 4.78% 3/25/2038	1,312,000	1,247,092
CVS Health Corp 5% 1/30/2029	698,000	714,140
CVS Health Corp 5.125% 2/21/2030	8,572,000	8,825,324
CVS Health Corp 5.25% 1/30/2031	286,000	296,259
CVS Health Corp 5.3% 6/1/2033	5,000,000	5,173,723
CVS Health Corp 6.05% 6/1/2054	5,500,000	5,574,413
Sabra Health Care LP 3.2% 12/1/2031	3,672,000	3,359,068
Sabra Health Care LP 3.9% 10/15/2029	476,000	465,512
UnitedHealth Group Inc 4.625% 7/15/2035	253,000	251,889
UnitedHealth Group Inc 4.65% 1/15/2031	5,200,000	5,293,565
UnitedHealth Group Inc 5.3% 6/15/2035	2,237,000	2,331,199
UnitedHealth Group Inc 5.95% 6/15/2055	2,729,000	2,859,706
		56,893,132
Pharmaceuticals - 0.4%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	4,309,000	4,516,401
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (e)	3,924,000	3,791,271
		8,307,672
TOTAL HEALTH CARE		78,211,718

Industrials - 3.9%
Aerospace & Defense - 1.5%
Boeing Co 2.75% 2/1/2026	1,254,000	1,250,366
Boeing Co 3.25% 2/1/2028	2,641,000	2,593,858
Boeing Co 5.04% 5/1/2027	9,998,000	10,096,285
Boeing Co 5.805% 5/1/2050	6,305,000	6,278,849
Boeing Co 6.298% 5/1/2029	485,000	515,822
Boeing Co 6.388% 5/1/2031	367,000	399,301
Boeing Co 6.528% 5/1/2034	393,000	437,008
Boeing Co 6.858% 5/1/2054	4,391,000	5,002,533
Boeing Co 7.008% 5/1/2064	1,858,000	2,127,618
Hexcel Corp 5.875% 2/26/2035	1,333,000	1,407,540
		30,109,180
Building Products - 0.4%
Carlisle Cos Inc 2.75% 3/1/2030	3,773,000	3,559,754
Carrier Global Corp 2.7% 2/15/2031	3,848,000	3,564,626
Carrier Global Corp 5.9% 3/15/2034	160,000	172,845
Carrier Global Corp 6.2% 3/15/2054	99,000	108,805
Trane Technologies Holdco Inc 5.75% 6/15/2043	135,000	143,044
		7,549,074
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	342,000	292,219
Burlington Northern Santa Fe LLC 4.4% 3/15/2042	847,000	769,070
CSX Corp 4.3% 3/1/2048	3,346,000	2,845,745
Uber Technologies Inc 4.15% 1/15/2031	1,004,000	999,602
Uber Technologies Inc 4.8% 9/15/2035	792,000	791,640
		5,698,276
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.65% 11/1/2044	190,000	174,522
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	3,844,000	4,022,284
Ingersoll Rand Inc 5.314% 6/15/2031	4,500,000	4,724,728
Ingersoll Rand Inc 5.45% 6/15/2034	4,300,000	4,501,502
Ingersoll Rand Inc 5.7% 8/14/2033	2,250,000	2,401,373
		15,649,887
Passenger Airlines - 0.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	558,864	546,086
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	298,506	297,557
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	317,171	308,853
		1,152,496
Professional Services - 0.7%
Booz Allen Hamilton Inc 5.95% 8/4/2033	3,095,000	3,257,525
Paychex Inc 5.1% 4/15/2030	918,000	943,407
Paychex Inc 5.35% 4/15/2032	4,670,000	4,856,696
Paychex Inc 5.6% 4/15/2035	3,874,000	4,069,630
Verisk Analytics Inc 4.5% 8/15/2030	493,000	496,993
Verisk Analytics Inc 5.125% 2/15/2036	1,108,000	1,123,872
		14,748,123
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	4,171,000	4,231,701
TOTAL INDUSTRIALS		79,313,259

Information Technology - 7.1%
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp 4.125% 11/15/2030	5,100,000	5,089,848
Amphenol Corp 4.4% 2/15/2033	5,100,000	5,078,078
Dell International LLC / EMC Corp 3.375% 12/15/2041	2,264,000	1,750,080
Dell International LLC / EMC Corp 3.45% 12/15/2051	1,091,000	759,376
Dell International LLC / EMC Corp 4.15% 2/15/2029	3,757,000	3,751,904
Dell International LLC / EMC Corp 4.5% 2/15/2031	6,400,000	6,400,577
Dell International LLC / EMC Corp 4.75% 10/6/2032	1,348,000	1,351,601
Dell International LLC / EMC Corp 5.1% 2/15/2036	6,400,000	6,391,388
Dell International LLC / EMC Corp 5.3% 10/1/2029	3,773,000	3,896,835
Vontier Corp 2.4% 4/1/2028	4,659,000	4,449,251
Vontier Corp 2.95% 4/1/2031	5,228,000	4,782,587
		43,701,525
IT Services - 0.5%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	3,241,000	3,188,306
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,929,000	1,970,379
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	5,900,000	6,069,790
		11,228,475
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom Inc 2.45% 2/15/2031	2,716,000	2,496,651
Broadcom Inc 2.6% 2/15/2033	2,750,000	2,444,748
Broadcom Inc 3.137% 11/15/2035 (b)	4,150,000	3,634,730
Broadcom Inc 3.5% 2/15/2041	2,186,000	1,816,631
Broadcom Inc 3.75% 2/15/2051	1,026,000	796,698
Broadcom Inc 4.6% 7/15/2030	5,400,000	5,503,033
Broadcom Inc 4.8% 2/15/2036	4,300,000	4,310,109
Broadcom Inc 4.9% 7/15/2032	5,400,000	5,556,312
Broadcom Inc 5.05% 7/12/2029	3,560,000	3,678,621
Broadcom Inc 5.15% 11/15/2031	5,600,000	5,843,412
Micron Technology Inc 2.703% 4/15/2032	1,236,000	1,108,306
Micron Technology Inc 3.366% 11/1/2041	1,347,000	1,041,649
Micron Technology Inc 3.477% 11/1/2051	1,351,000	959,684
Micron Technology Inc 5.3% 1/15/2031	4,778,000	4,953,128
Micron Technology Inc 5.65% 11/1/2032	4,000,000	4,210,119
Micron Technology Inc 5.8% 1/15/2035	4,900,000	5,183,870
Micron Technology Inc 6.05% 11/1/2035	4,000,000	4,292,810
		57,830,511
Software - 1.5%
Oracle Corp 2.875% 3/25/2031	4,527,000	4,104,772
Oracle Corp 3.95% 3/25/2051	3,211,000	2,234,492
Oracle Corp 4.375% 5/15/2055	1,405,000	1,029,113
Oracle Corp 4.45% 9/26/2030	768,000	756,766
Oracle Corp 4.8% 9/26/2032	1,281,000	1,259,357
Oracle Corp 5.2% 9/26/2035	1,166,000	1,142,552
Oracle Corp 5.375% 7/15/2040	81,000	75,607
Oracle Corp 5.875% 9/26/2045	2,759,000	2,601,506
Oracle Corp 5.95% 9/26/2055	2,962,000	2,775,501
Oracle Corp 6.1% 9/26/2065	2,978,000	2,773,321
Roper Technologies Inc 1.75% 2/15/2031	2,264,000	1,985,620
Roper Technologies Inc 2.95% 9/15/2029	1,714,000	1,639,675
Roper Technologies Inc 4.45% 9/15/2030	917,000	922,119
Roper Technologies Inc 5.1% 9/15/2035	8,051,000	8,171,594
		31,471,995
TOTAL INFORMATION TECHNOLOGY		144,232,506

Materials - 0.4%
Chemicals - 0.3%
Celanese US Holdings LLC 6.665% 7/15/2027 (d)	4,560,000	4,692,888
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)	1,575,000	1,420,554
		6,113,442
Construction Materials - 0.1%
CRH America Finance Inc 4.4% 2/9/2031	4,950,000	4,961,194
TOTAL MATERIALS		11,074,636

Real Estate - 6.6%
Diversified REITs - 1.7%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	8,904,000	9,018,185
Piedmont Operating Partnership LP 2.75% 4/1/2032	253,000	217,037
Piedmont Operating Partnership LP 5.625% 1/15/2033	6,200,000	6,246,424
Piedmont Operating Partnership LP 6.875% 7/15/2029	798,000	848,021
Store Capital LLC 2.7% 12/1/2031	4,905,000	4,335,418
Store Capital LLC 2.75% 11/18/2030	369,000	336,772
VICI Properties LP 4.75% 2/15/2028	1,217,000	1,229,388
VICI Properties LP 4.95% 2/15/2030	3,641,000	3,684,448
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,216,843
VICI Properties LP 5.125% 5/15/2032	5,205,000	5,249,842
VICI Properties LP 5.75% 4/1/2034	211,000	218,976
Vornado Realty LP 2.15% 6/1/2026	316,000	311,770
WP Carey Inc 2.4% 2/1/2031	2,127,000	1,914,725
		34,827,849
Health Care REITs - 1.3%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	5,131,000	4,220,381
Alexandria Real Estate Equities Inc 4.7% 7/1/2030	521,000	526,160
Healthpeak OP LLC 4.75% 1/15/2033	5,950,000	5,945,364
National Health Investors Inc 5.35% 2/1/2033	1,834,000	1,825,562
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,168,000	1,041,402
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,399,000	10,642,029
Ventas Realty LP 2.5% 9/1/2031	2,126,000	1,915,777
		26,116,675
Office REITs - 1.2%
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,699,274
COPT Defense Properties LP 2.25% 3/15/2026	314,000	312,009
COPT Defense Properties LP 2.75% 4/15/2031	1,519,000	1,382,175
COPT Defense Properties LP 2.9% 12/1/2033	7,561,000	6,482,309
COPT Defense Properties LP 4.5% 10/15/2030	205,000	204,168
Hudson Pacific Properties LP 3.95% 11/1/2027	1,559,000	1,486,755
Hudson Pacific Properties LP 5.95% 2/15/2028	10,874,000	10,610,901
Kilroy Realty LP 5.875% 10/15/2035	1,892,000	1,919,307
		25,096,898
Real Estate Management & Development - 0.3%
Extra Space Storage LP 4.95% 1/15/2033	2,784,000	2,817,609
Tanger Properties LP 2.75% 9/1/2031	3,679,000	3,333,746
		6,151,355
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	1,747,000	1,815,415
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,752,000	1,526,911
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	886,000	860,450
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	4,500,000	4,473,995
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,593,000	2,624,428
Sun Communities Operating LP 2.3% 11/1/2028	288,000	273,777
Sun Communities Operating LP 2.7% 7/15/2031	733,000	668,461
Sun Communities Operating LP 4.2% 4/15/2032	5,659,000	5,525,279
UDR Inc 2.1% 8/1/2032	2,714,000	2,330,732
		20,099,448
Retail REITs - 1.0%
Agree LP 4.8% 10/1/2032	4,123,000	4,182,603
Agree LP 5.6% 6/15/2035	1,392,000	1,466,567
Agree LP 5.625% 6/15/2034	4,300,000	4,517,997
Brixmor Operating Partnership LP 2.25% 4/1/2028	1,426,000	1,367,146
Brixmor Operating Partnership LP 4.05% 7/1/2030	819,000	808,300
Brixmor Operating Partnership LP 4.125% 5/15/2029	420,000	417,940
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,750,000	1,755,625
Kite Realty Group LP 5.5% 3/1/2034	269,000	279,433
Kite Realty Group Trust 4.75% 9/15/2030	1,720,000	1,737,120
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	881,000	874,972
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	277,000	291,402
Realty Income Corp 2.1% 3/15/2028	1,856,000	1,779,662
Realty Income Corp 2.85% 12/15/2032	181,000	162,912
		19,641,679
Specialized REITs - 0.1%
American Tower Corp 2.1% 6/15/2030	2,150,000	1,953,425
TOTAL REAL ESTATE		133,887,329

Utilities - 9.9%
Electric Utilities - 7.4%
AEP Texas Inc 5.7% 5/15/2034	986,000	1,033,716
AEP Texas Inc 5.85% 10/15/2055	6,219,000	6,198,588
Alabama Power Co 3.05% 3/15/2032	1,154,000	1,073,470
Alabama Power Co 5.1% 4/2/2035	1,787,000	1,835,390
American Transmission Systems Inc 2.65% 1/15/2032 (b)	3,542,000	3,202,797
Cleco Corporate Holdings LLC 3.375% 9/15/2029	4,212,000	3,971,792
Cleco Corporate Holdings LLC 3.743% 5/1/2026	10,569,000	10,529,219
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	1,357,000	1,339,651
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,245,000	1,325,654
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	5,000,000	5,139,551
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	4,905,000	5,140,376
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	5,000,000	4,953,234
Duke Energy Corp 2.45% 6/1/2030	479,000	444,223
Duke Energy Corp 2.55% 6/15/2031	2,641,000	2,407,213
Duke Energy Corp 4.5% 8/15/2032	7,595,000	7,600,155
Duke Energy Corp 4.95% 9/15/2035	1,850,000	1,849,112
Duke Energy Corp 5% 8/15/2052	7,595,000	6,852,789
Duke Energy Corp 5.45% 6/15/2034	5,000,000	5,238,458
Duke Energy Indiana LLC 4.9% 7/15/2043	1,016,000	955,622
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	440,000	399,525
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,619,000	1,446,035
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,658,000	1,632,015
Exelon Corp 3.35% 3/15/2032	7,856,000	7,370,918
Exelon Corp 4.05% 4/15/2030	2,862,000	2,839,872
Exelon Corp 4.1% 3/15/2052	230,000	179,480
Exelon Corp 5.45% 3/15/2034	3,500,000	3,664,216
Exelon Corp 5.6% 3/15/2053	3,400,000	3,354,752
FirstEnergy Corp 2.25% 9/1/2030	3,488,000	3,161,248
FirstEnergy Corp 2.65% 3/1/2030	6,250,000	5,810,192
FirstEnergy Corp 4.85% 7/15/2047 (e)	3,500,000	3,105,945
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	3,818,000	3,836,840
Georgia Power Co 5.25% 3/15/2034	4,300,000	4,463,290
IPALCO Enterprises Inc 4.25% 5/1/2030	5,433,000	5,333,589
IPALCO Enterprises Inc 5.75% 4/1/2034	1,829,000	1,871,698
ITC Holdings Corp 5.65% 5/9/2034 (b)	6,000,000	6,288,415
Ohio Edison Co 4.95% 12/15/2029 (b)	2,193,000	2,252,960
Pacific Gas and Electric Co 5.9% 10/1/2054	2,842,000	2,779,041
Pinnacle West Capital Corp 4.9% 5/15/2028	950,000	966,310
Pinnacle West Capital Corp 5.15% 5/15/2030	1,014,000	1,048,257
PPL Capital Funding Inc 5.25% 9/1/2034	4,167,000	4,292,788
Southern Co/The 3.7% 4/30/2030	5,591,000	5,472,758
Southern Co/The 4.4% 7/1/2046	4,905,000	4,201,029
Tampa Electric Co 6.55% 5/15/2036	169,000	190,007
Virginia Electric and Power Co 5.55% 8/15/2054	1,358,000	1,345,094
Xcel Energy Inc 3.5% 12/1/2049	2,768,000	1,997,417
Xcel Energy Inc 4.8% 9/15/2041	188,000	173,601
		150,568,302
Gas Utilities - 0.3%
Boston Gas Co 4.487% 2/15/2042 (b)	678,000	591,254
ONE Gas Inc 2% 5/15/2030	1,965,000	1,805,596
Southern Co Gas Capital Corp 3.15% 9/30/2051	1,845,000	1,218,440
Southern Co Gas Capital Corp 5.1% 9/15/2035	3,000,000	3,035,859
		6,651,149
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 2.45% 1/15/2031	6,228,000	5,650,187
AES Corp/The 3.95% 7/15/2030 (b)	2,106,000	2,053,948
Southern Power Co 4.25% 10/1/2030	1,987,000	1,983,751
Southern Power Co 4.9% 10/1/2035	3,813,000	3,789,126
		13,477,012
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co 2.85% 5/15/2051	2,452,000	1,550,694
NiSource Inc 1.7% 2/15/2031	1,886,000	1,651,556
NiSource Inc 2.95% 9/1/2029	678,000	650,261
NiSource Inc 3.6% 5/1/2030	3,080,000	2,995,658
NiSource Inc 4.375% 5/15/2047	1,886,000	1,592,314
NiSource Inc 4.8% 2/15/2044	3,018,000	2,743,825
NiSource Inc 5% 6/15/2052	1,320,000	1,193,677
NiSource Inc 5.25% 2/15/2043	80,000	77,578
NiSource Inc 5.95% 6/15/2041	386,000	404,730
Puget Energy Inc 2.379% 6/15/2028	3,992,000	3,813,588
Puget Energy Inc 4.1% 6/15/2030	1,049,000	1,027,311
Puget Energy Inc 4.224% 3/15/2032	6,457,000	6,199,514
Puget Energy Inc 5.725% 3/15/2035	5,378,000	5,547,804
WEC Energy Group Inc 2.2% 12/15/2028	1,886,000	1,785,520
		31,234,030
TOTAL UTILITIES		201,930,493

TOTAL UNITED STATES		1,456,913,821
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,850,279,553)		1,816,831,300

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	2,153,000	2,222,659
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(d)(f)	1,356,000	1,249,196
UBS Group AG 4.875% (b)(d)(f)	2,890,000	2,892,725

TOTAL SWITZERLAND		4,141,921
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,364,580

U.S. Treasury Obligations - 6.6%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 2/15/2041	2.19	7,545,500	5,376,463
US Treasury Bonds 2% 11/15/2041	1.86	4,695,500	3,343,526
US Treasury Bonds 4.625% 11/15/2055	4.67	9,200,000	9,133,875
US Treasury Bonds 4.75% 5/15/2055	5.00	2,940,000	2,975,372
US Treasury Bonds 4.75% 8/15/2055	4.73 to 4.98	106,200,000	107,527,501
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.56	5,469,000	5,639,906
TOTAL U.S. TREASURY OBLIGATIONS (Cost $133,027,052)			133,996,643

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $39,679,019)	4.02	39,672,357	39,680,292

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,063,912,958)	2,031,420,050
NET OTHER ASSETS (LIABILITIES) - 0.5%	11,157,808
NET ASSETS - 100.0%	2,042,577,858

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $391,690,586 or 19.2% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	77,611,200	204,847,125	242,777,967	670,236	(66)	-	39,680,292	39,672,357	0.1%
Total	77,611,200	204,847,125	242,777,967	670,236	(66)	-	39,680,292

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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